UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21333

Nuveen Multi-Strategy Income and Growth Fund 2
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Multi-Strategy Income and Growth Fund 2 (JQC)
September 30, 2009

Shares	Description (1)	Value
	Common Stocks - 31.8% (24.7% of Total Investments)
	Aerospace & Defense - 0.3%
1,980	Alliant Techsystems Inc., (2)	$ 154,143
129,930	Bombardier Inc., Class B Shares	603,140
3,620	Esterline Technologies Corporation, (2)	141,940
8,380	GeoEye, Inc., (2)	224,584
25,850	Raytheon Company	1,240,025
33,800	Thales S.A.	1,676,735
	Total Aerospace & Defense	4,040,567
	Air Freight & Logistics - 0.1%
7,610	FedEx Corporation	572,424
12,880	United Parcel Service, Inc., Class B	727,334
	Total Air Freight & Logistics	1,299,758
	Auto Components - 0.1%
43,030	Aisin Seiki Company Limited	1,049,804
3,295	Magna International Inc., Class A	140,103
	Total Auto Components	1,189,907
	Automobiles - 0.2%
41,858	Honda Motor Company Limited	1,289,337
4,840	Thor Industries, Inc.	149,798
9,440	Toyota Motor Corporation	741,701
	Total Automobiles	2,180,836
	Beverages - 0.6%
1,810	Boston Beer Company, (2)	67,115
234,795	Coca-Cola Amatil Limited	2,032,005
16,570	Coca-Cola Company	889,809
9,380	Coca-Cola Enterprises Inc.	200,826
18,070	Diageo PLC, Sponsored ADR	1,111,124
17,980	Dr. Pepper Snapple Group, (2)	516,925
114,270	Foster’s Group Limited	559,490
32,490	Heineken N.V.	1,497,880
12,340	Molson Coors Brewing Company, Class B	600,711
	Total Beverages	7,475,885
	Biotechnology - 0.3%
11,640	Alnylam Pharmaceuticals, Inc., (2)	263,995
16,030	Amgen Inc., (2)	965,487
6,340	Biogen Idec Inc., (2)	320,297
9,750	BioMarin Pharmaceutical Inc., (2)	176,280
3,820	Celgene Corporation, (2)	213,538
21,230	Gilead Sciences, Inc., (2)	988,893
14,090	ISIS Pharmaceuticals, Inc., (2)	205,291
3,989	Medivation, Inc., (2)	108,261
	Total Biotechnology	3,242,042
	Building Products - 0.1%
9,926	Apogee Enterprises, Inc.	149,089
8,710	Masco Corporation	112,533
36,123	Masonite Worldwide Holdings, (2)	1,372,674
	Total Building Products	1,634,296
	Capital Markets - 1.1%
5,130	Ameriprise Financial, Inc.	186,373
12,394	Calamos Asset Management, Inc. Class A	161,866
28,330	Credit Suisse Group	1,571,915
206,920	Daiwa Securities Group Inc.	1,067,275
24,100	Deutsche Bank AG	1,849,563
766,590	Endeavor Financial Corporation, Corporate Shares S, Reg S, 144A, (2)	1,195,727
8,910	Goldman Sachs Group, Inc.	1,642,559
17,390	Invesco LTD	395,796
3,600	Lazard Limited	148,716
23,080	Legg Mason, Inc.	716,172
5,150	Stifel Financial Corporation, (2)	282,735
6,840	T. Rowe Price Group Inc.	312,588
8,760	TD Ameritrade Holding Corporation, (2)	171,871
164,761	UBS AG, (2), (3)	3,016,774
	Total Capital Markets	12,719,930
	Chemicals - 0.6%
13,540	Celanese Corporation, Series A	338,500
3,500	Lubrizol Corporation	250,110
22,177	Mosaic Company	1,066,048
87,981	Nissan Chemical Industries Limited	1,268,283
9,090	Scotts Miracle Gro Company	390,416
19,650	Solutia Inc., (2)	227,547
38,180	Umicore	1,143,114
16,190	Wacker Chemie AG	2,525,290
5,480	Westlake Chemical Corporation	140,836
	Total Chemicals	7,350,144
	Commercial Banks - 1.5%
30,745	Banco Itau Holdings Financeira, S.A.	619,512
39,890	Banco Santander Central Hispano S.A.	642,103
13,240	Bank of Nova Scotia	604,342
15,760	BB&T Corporation	429,302
12,990	Commerce Bancshares Inc.	483,748
11,180	Community Bank System Inc.	204,259
80,940	Credit Agricole S.A.	1,691,373
212,040	DnB NOR ASA, (2)	2,455,892
4,530	Hancock Holding Company	170,192
87,649	Hang Seng Bank	1,262,137
20,706	ICICI Bank Limited, ADR	798,423
2,750,000	Krung Thai Bank Public Company Limited	584,406
279,422	Mitsubishi UFJ Financial Group, Inc.	1,500,378
370,433	Nishi-Nippon City Bank Limited	936,760
113,080	Nordic Baltic Holdings FDR	1,138,691
10,940	Royal Bank of Canada	588,051
115,570	Standard Chartered PLC, (2)	2,848,048
13,521	Sumitomo Trust & Banking Company, ADR	71,661
42,470	Svenska Handelbanken AB, A Shares	1,084,390
6,190	UMB Financial Corporation	250,324
17,020	Wells Fargo & Company	479,624
	Total Commercial Banks	18,843,616
	Commercial Services & Supplies - 0.3%
20,180	Corrections Corporation of America, (2)	457,077
16,700	EnergySolutions Inc.	153,974
15,534	Republic Services, Inc.	412,738
11,943	Stericycle Inc., (2)	578,638
203,000	Toppan Printing Company Limited	1,922,241
6,200	Waste Management, Inc.	184,884
	Total Commercial Services & Supplies	3,709,552
	Communications Equipment - 0.4%
23,190	ADC Telecommunications Inc., (2)	193,405
27,080	CommScope Inc., (2)	810,504
5,160	Comtech Telecom Corporation, (2)	171,415
9,220	Interdigital Inc., (2)	213,535
7,440	Plantronics Inc.	199,466
46,050	QUALCOMM, Inc.	2,071,329
11,965	Starent Networks Corporation, (2)	304,150
221,520	ZTE Corporation	1,164,759
	Total Communications Equipment	5,128,563
	Computers & Peripherals - 0.8%
20,080	Apple, Inc., (2)	3,722,230
11,490	Hewlett-Packard Company	542,443
19,470	International Business Machines Corporation (IBM)	2,328,807
6,370	Network Appliance Inc., (2)	169,952
44,380	Seagate Technology	675,020
6,770	Synaptics, Inc., (2)	170,604
17,298	Teradata Corporation, (2)	476,041
38,780	Western Digital Corporation, (2)	1,416,633
	Total Computers & Peripherals	9,501,730
	Construction & Engineering - 0.3%
18,140	Fluor Corporation	922,419
8,520	Hochteif AG	649,070
54,490	JGC Corporation	1,114,506
9,420	Quanta Services Incorporated, (2)	208,465
6,204	Shaw Group Inc., (2)	199,086
	Total Construction & Engineering	3,093,546
	Consumer Finance - 0.1%
18,900	American Express Company	640,710
	Containers & Packaging - 0.1%
7,970	Packaging Corp. of America	162,588
20,360	Pactiv Corporation, (2)	530,378
5,590	Rock-Tenn Company	263,345
	Total Containers & Packaging	956,311
	Diversified Consumer Services - 0.1%
3,890	American Public Education Inc., (2)	135,139
9,270	Apollo Group, Inc., (2)	682,921
	Total Diversified Consumer Services	818,060
	Diversified Financial Services - 0.5%
67,090	Bank of America Corporation	1,135,163
1,090	CME Group, Inc.	335,927
2,105	Guoco Group Ltd., ADR	44,752
79,550	ING Groep N.V., Ordinary Shares, (2)	1,420,195
58,420	JPMorgan Chase & Co.	2,559,964
16,590	Nasdaq Stock Market, Inc., (2)	349,220
12,972	PHH Corporation, (2)	257,364
	Total Diversified Financial Services	6,102,585
	Diversified Telecommunication Services - 1.2%
8,440	Cbeyond Inc., (2)	136,137
138,000	Deutsche Telekom AG, ADR, (3)	1,885,080
43,300	KT Corporation, Sponsored ADR	752,554
146,500	Nippon Telegraph and Telephone Corporation, ADR, (3)	3,373,895
47,959	Nippon Telegraph and Telephone Corporation, ADR	2,222,575
3,270,000	Telecom Italia S.p.A.	4,019,527
14,840	Telefonica S.A.	1,230,384
7,110	Telus Corporation	221,050
5,730	Verizon Communications Inc.	173,447
	Total Diversified Telecommunication Services	14,014,649
	Electric Utilities - 1.5%
280,940	Centrais Electricas Brasileiras S.A., ADR, (2)	3,899,447
15,070	E.ON A.G.	639,086
40,690	E.ON A.G.	1,731,360
16,680	Edison International	560,114
22,000	Electricite de France S.A.	1,305,132
25,080	Exelon Corporation	1,244,470
14,810	FPL Group, Inc.	817,956
7,260	Great Plains Energy Incorporated	130,317
393,034	Korea Electric Power Corporation, Sponsored ADR, (2), (3)	5,989,838
24,910	Progress Energy, Inc.	972,985
12,600	Southern Company	399,042
	Total Electric Utilities	17,689,747
	Electrical Equipment - 0.2%
54,610	ABB Limited, (2)	1,094,384
71,920	ABB Limited, (2)	1,443,536
20,950	GrafTech International Ltd., (2)	307,965
	Total Electrical Equipment	2,845,885
	Electronic Equipment & Instruments - 0.7%
85,100	Corning Incorporated	1,302,881
8,444	Ingram Micro, Inc., Class A, (2)	142,281
6,228	Multi Fineline Electronix, Inc., (2)	178,806
27,228	Nidec Corporation	2,211,242
206,743	Nippon Electric Glass Company Limited	1,886,287
55,862	Tech Data Corporation, (2), (3)	2,324,418
	Total Electronic Equipment & Instruments	8,045,915
	Energy Equipment & Services - 1.0%
134,170	AMEC PLC, (2)	1,618,901
336,133	BJ Services Company, (3)	6,531,064
17,090	Cooper Cameron Corporation, (2)	646,344
12,940	FMC Technologies Inc., (2)	675,986
29,780	Halliburton Company	807,634
16,150	Pride International Inc., (2)	491,606
14,300	Technip S.A.	913,415
	Total Energy Equipment & Services	11,684,950
	Food & Staples Retailing - 0.9%
18,660	Casino Guichard-Perrachon S.A.	1,479,990
16,385	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	922,476
206,080	Jeronimo Martins SGPS	1,804,878
88,870	Koninklijke Ahold N.V.	1,068,993
12,676	Kroger Co.	261,633
99,140	Wal-Mart Stores, Inc., (3)	4,866,783
	Total Food & Staples Retailing	10,404,753
	Food Products - 1.6%
25,420	Campbell Soup Company	829,200
5,710	ConAgra Foods, Inc.	123,793
5,560	Dean Foods Company, (2)	98,912
12,370	General Mills, Inc.	796,381
10,170	H.J. Heinz Company	404,258
11,140	Hershey Foods Corporation	432,900
14,210	Kellogg Company	699,558
13,310	Nestle S.A.	567,181
356,000	Smithfield Foods, Inc., (2), (3)	4,912,800
537,459	Tyson Foods, Inc., Class A, (3)	6,788,107
69,380	Unilever PLC	1,989,818
23,110	Unilever PLC	656,674
315,272	Wilmar International Limited	1,414,488
	Total Food Products	19,714,070
	Health Care Equipment & Supplies - 0.4%
29,620	Baxter International, Inc.	1,688,636
15,660	Becton, Dickinson and Company	1,092,285
13,080	Covidien PLC	565,841
8,730	Edwards Lifesciences Corporation, (2)	610,314
6,290	Inverness Medical Innovation, (2)	243,612
8,850	Masimo Corporation, (2)	231,870
1,725	Zimmer Holdings, Inc., (2)	92,201
	Total Health Care Equipment & Supplies	4,524,759
	Health Care Providers & Services - 0.7%
20,650	AmerisourceBergen Corporation	462,147
5,760	Centene Corporation, (2)	109,094
6,350	Community Health Systems Inc., (2)	202,756
13,480	Coventry Health Care, Inc., (2)	269,061
4,390	Emergency Medical Services Corporation, (2)	204,135
18,518	Express Scripts, Inc., (2)	1,436,626
23,460	Fresenius Medical Care, ADR	1,168,256
52,534	Health Net Inc., (2), (3)	809,024
15,130	HealthSouth Corporation, (2)	236,633
3,534	Humana Inc., (2)	131,818
2,050	Laboratory Corporation of America Holdings, (2)	134,685
10,710	McKesson HBOC Inc.	637,781
11,820	Medco Health Solutions, Inc., (2)	653,764
3,377	Omnicare, Inc.	76,050
9,820	Pharmerica Corporation, (2)	182,357
15,200	Quest Diagnostics Incorporated	793,288
8,250	Universal Health Services, Inc., Class B	510,923
	Total Health Care Providers & Services	8,018,398
	Hotels, Restaurants & Leisure - 0.3%
6,610	Boyd Gaming Corporation, (2)	72,247
34,530	Carnival Corporation	1,176,526
9,430	Las Vegas Sands, (2)	158,801
15,680	Royal Caribbean Cruises Limited, (2)	377,574
12,570	Starbucks Corporation, (2)	259,571
275,470	Thomas Cook Group PLC	1,022,684
4,350	Wynn Resorts Ltd, (2)	308,372
	Total Hotels, Restaurants & Leisure	3,375,775
	Household Durables - 0.3%
72,360	Electrolux AB, Class B Shares, (2)	1,655,550
4,710	Meritage Corporation, (2)	95,613
26,400	Newell Rubbermaid Inc.	414,216
3,705	Sekisui House, Ltd., Sponsored ADR	33,493
18,580	Tempur Pedic International Inc., (2)	351,905
32,170	Toll Brothers Inc., (2)	628,602
	Total Household Durables	3,179,379
	Household Products - 0.3%
5,820	Church & Dwight Company Inc.	330,227
20,330	Colgate-Palmolive Company	1,550,772
343	KAO Corporation, Sponsored ADR	85,046
9,980	Kimberly-Clark Corporation	588,620
11,660	Reckitt and Benckiser	569,841
	Total Household Products	3,124,506
	Industrial Conglomerates - 0.0%
926	Siemens AG, Sponsored ADR	86,081
	Insurance - 1.0%
6,000	Ace Limited	320,760
8,730	Allstate Corporation	267,313
2,023	Aon Corporation	82,316
6,470	Arch Capital Group Limited, (2)	436,984
7,060	Aspen Insurance Holdings Limited	186,878
12,405	Assurant Inc.	397,704
2,759	CNA Financial Corporation, (2)	66,602
10,990	Delphi Financial Group, Inc.	248,704
2,930	Fairfax Financial Holdings Limited	1,088,450
40,000	Loews Corporation, (3)	1,370,000
317,870	Mapfre S.A.	1,421,978
3,850	Marsh & McLennan Companies, Inc.	95,211
1,930	Navigators Group, Inc., (2)	106,150
48,450	Principal Financial Group, Inc.	1,327,046
17,520	Prudential Financial, Inc.	874,423
104,290	SCOR SE	2,850,805
10,050	Travelers Companies, Inc.	494,762
8,990	WR Berkley Corporation	227,267
	Total Insurance	11,863,353
	Internet & Catalog Retail - 0.2%
12,350	Amazon.com, Inc., (2)	1,152,996
14,810	NetFlix.com Inc., (2)	683,778
	Total Internet & Catalog Retail	1,836,774
	Internet Software & Services - 0.7%
210,672	eBay Inc., (2), (3)	4,973,966
8,640	Equinix Inc., (2)	794,880
3,950	Google Inc., Class A, (2)	1,958,608
13,240	Rackspace Hosting Inc., (2)	225,874
17,760	Switch & Data Facilities Company, Inc., (2)	241,714
5,970	Vocus, Inc., (2)	124,713
	Total Internet Software & Services	8,319,755
	IT Services - 0.4%
154,820	CGI Group Inc., (2)	1,809,846
6,570	MasterCard, Inc.	1,328,126
9,000	VeriFone Holdings Inc., (2)	143,010
20,030	Visa Inc.	1,384,273
9,340	Wright Express Corporation, (2)	275,623
	Total IT Services	4,940,878
	Leisure Equipment & Products - 0.1%
30,610	Hasbro, Inc.	849,428
	Life Sciences Tools & Services - 0.1%
1,510	Bio-Rad Laboratories Inc., (2)	138,739
16,950	Illumina Inc., (2)	720,375
3,540	Life Technologies Corporation, (2)	164,787
5,090	Millipore Corporation, (2)	357,980
1,600	Thermo Fisher Scientific, Inc., (2)	69,872
	Total Life Sciences Tools & Services	1,451,753
	Machinery - 0.4%
4,903	AGCO Corporation, (2)	135,470
4,760	Badger Meter Inc.	184,164
5,320	Chart Industries, Inc., (2)	114,859
4,840	Cummins Inc.	216,880
11,810	Flowserve Corporation	1,163,757
3,952	Harsco Corporation	139,940
69,980	Kone OYJ	2,572,418
5,098	Tata Motors Limited, ADR	66,070
	Total Machinery	4,593,558

	Marine - 0.1%
11,370	Genco Shipping and Trading Limited	236,269
56,500	Stolt-Nielsen S.A.	738,517
	Total Marine	974,786
	Media - 0.4%
21,320	Cablevision Systems Corporation	506,350
36,920	Comcast Corporation, Class A	623,579
42,660	DIRECTV Group, Inc., (2)	1,176,563
84,060	Net Servios de Comunicao, (2)	968,371
32,400	Scholastic Corporation, (3)	788,616
15,190	Scripps Networks Interactive, Class A Shares	561,271
1,568	Walt Disney Company	43,057
	Total Media	4,667,807
	Metals & Mining - 3.6%
112,600	AngloGold Ashanti Limited, Sponsored ADR, (3)	4,589,576
198,820	Barrick Gold Corporation, (3)	7,535,278
47,300	BHP Billiton PLC, ADR	1,574,399
6,680	Cliffs Natural Resources Inc.	216,165
68,499	Crystallex International Corporation, (2)	17,125
16,690	First Quantum Minerals Limited, (2)	1,091,206
25,946	Freeport-McMoRan Copper & Gold, Inc.	1,780,155
177,000	Gold Fields Limited, ADR, (3)	2,439,060
180,000	Ivanhoe Mines Ltd., (2), (3)	2,302,200
2,043	Kinross Gold Corporation	44,333
12,675	Lihir Gold Limited, Sponsored ADR, (2)	317,509
1,718,750	Lihir Gold Limited, (2)	4,245,587
1,500,000	Minara Resources Limited, (2)	1,276,984
177,390	Newmont Mining Corporation, (3)	7,808,708
982,578	NovaGold Resources Inc., (2)	5,030,799
2,171	Silver Standard Resources, Inc., (2)	46,373
28,020	Steel Dynamics Inc.	429,827
19,580	United States Steel Corporation	868,765
21,090	Walter Industries Inc.	1,266,665
	Total Metals & Mining	42,880,714
	Multiline Retail - 0.2%
9,510	Big Lots, Inc., (2)	237,940
23,920	Federated Department Stores, Inc.	437,497
65,890	Next PLC, (2)	1,887,015
	Total Multiline Retail	2,562,452
	Multi-Utilities - 0.2%
53,285	Ameren Corporation, (3)	1,347,045
6,270	PG&E Corporation	253,872
14,440	RWE AG	1,341,169
	Total Multi-Utilities	2,942,086
	Oil, Gas & Consumable Fuels - 3.8%
16,290	Alpha Natural Resources Inc., (2)	571,779
318,488	Arch Coal Inc., (3)	7,048,139
114,400	BP PLC, Sponsored ADR, (3)	6,089,512
176,004	Cameco Corporation, (3)	4,892,911
19,336	Chesapeake Energy Corporation	549,142
41,898	Chevron Corporation, (3)	2,950,876
26,968	Cimarex Energy Company	1,168,254
3,323	Comstock Resources Inc., (2)	133,186
3,515	ConocoPhillips	158,737
1,600	CONSOL Energy Inc.	72,176
37,820	Continental Resources Inc., (2)	1,481,409
31,470	Eni S.p.A., Sponsored ADR	1,568,780
4,230	EOG Resources, Inc.	353,247
63,100	Gazprom OAO, ADR	1,467,075
16,880	Hess Corporation	902,405
2,970	James River Coal Company, (2)	56,757
5,890	McMoran Exploration Corporation, (2)	44,470
7,190	Murphy Oil Corporation	413,928
58,800	Nexen Inc.	1,327,116
22,380	Occidental Petroleum Corporation	1,754,592
3,036	Peabody Energy Corporation	113,000
2,295	Petrobras Energia S.A., ADR, (2)	41,103
27,750	Petrohawk Energy Corporation, (2)	671,828
4,346	Pioneer Natural Resources Company	157,716
29,570	Repsol YPF S.A.	803,121
14,400	Rosetta Resources, Inc., (2)	211,536
98,100	Royal Dutch Shell PLC, Class B, Sponsored ADR, (3)	5,471,037
8,330	SandRidge Energy Inc., (2)	107,957
49,983	StatoilHydro ASA, Sponsored ADR	1,126,617
130,381	Tesoro Corporation, (3)	1,953,107
9,450	Total S.A., Sponsored ADR	560,007
8,310	Total S.A.	493,774
10,840	Valero Energy Corporation	210,188
1,400	Whiting Petroleum Corporation, (2)	80,612
20,140	Woodside Petroleum Limited	926,220
4,360	World Fuel Services Corporation	209,585
	Total Oil, Gas & Consumable Fuels	46,141,899
	Paper & Forest Products - 0.0%
7,030	Buckeye Technologies Inc., (2)	75,432
	Pharmaceuticals - 1.2%
14,670	AstraZeneca Group	657,394
26,760	Bristol-Myers Squibb Company	602,635
65,660	GlaxoSmithKline PLC, ADR	1,290,171
7,010	GlaxoSmithKline PLC, ADR	276,965
13,270	Johnson & Johnson	808,010
33,590	Novartis AG	1,680,634
3,180	Novo Nordisk A/S	199,100
14,530	Novo-Nordisk A/S	914,664
5,970	Perrigo Company	202,920
215,722	Pfizer Inc., (3)	3,570,199
45,000	Sanofi-Aventis, Sponsored ADR, (3)	1,662,750
13,670	Sanofi-Synthelabo, S.A.	1,003,200
32,070	Watson Pharmaceuticals Inc., (2)	1,175,045
	Total Pharmaceuticals	14,043,687
	Professional Services - 0.0%
7,070	TrueBlue Inc., (2)	99,475
	Real Estate - 0.2%
33,880	Annaly Capital Management Inc.	614,583
6,160	Equity Lifestyles Properties Inc.	263,586
10,050	Hatteras Financial Corp.	301,299
4,810	Health Care Property Investors Inc.	138,239
2,540	PS Business Parks Inc.	130,353
17,170	Rayonier Inc.	702,425
4,477	Simon Property Group, Inc.	310,838
9,037	Tanger Factory Outlet Centers	337,442
6,640	Walter Investment Management Corporation	106,373
	Total Real Estate	2,905,138
	Real Estate Management & Development - 0.1%
117,246	Sun Hung Kai Properties Limited	1,730,691
	Road & Rail - 0.3%
9,180	Canadian National Railways Company	452,119
2,764	Canadian Pacific Railway Limited	129,217
2,910	Con-Way, Inc.	111,511
25,220	CSX Corporation	1,055,709
7,090	Kansas City Southern Industries, (2)	187,814
3,400	Landstar System	129,404
12,190	Norfolk Southern Corporation	525,511
24,720	Union Pacific Corporation	1,442,412
	Total Road & Rail	4,033,697
	Semiconductors & Equipment - 0.5%
34,740	Broadcom Corporation, Class A, (2)	1,066,171
80,270	Intel Corporation	1,570,884
12,880	KLA-Tencor Corporation	461,877
67,420	Marvell Technology Group Ltd., (2)	1,091,530
9,706	Monolithic Power Systems, Inc., (2)	227,606
13,160	Novellus Systems, Inc., (2)	276,097
18,150	ON Semiconductor Corporation, (2)	149,738
55,831	Shinko Electric Industries Company Limited	994,528
6,770	Xilinx, Inc.	158,553
	Total Semiconductors & Equipment	5,996,984
	Software - 0.2%
2,660	Advent Software Inc., (2)	107,065
8,010	Ansys Inc., (2)	300,135
4,320	BMC Software, Inc., (2)	162,130
4,770	Citrix Systems, (2)	187,127
5,210	CommVault Systems, Inc., (2)	108,108
5,760	JDA Software Group, (2)	126,374
7,772	Microsoft Corporation	201,217
10,810	Rovi Corporation, (2)	363,216
13,100	Salesforce.com, Inc., (2)	745,783
	Total Software	2,301,155
	Specialty Retail - 0.3%
13,690	Abercrombie & Fitch Co., Class A	450,127
11,600	Asbury Automotive Group, Inc., (2)	147,088
10,520	Bed Bath and Beyond Inc., (2)	394,921
14,650	Chico’s FAS, Inc., (2)	190,450
8,580	Gap, Inc.	183,612
8,718	Guess Inc.	322,915
3,240	Gymboree Corporation, (2)	156,751
35,060	Home Depot, Inc.	933,998
6,330	PetSmart Inc.	137,678
6,980	Ross Stores, Inc.	333,435
8,290	Stein Mart, Inc., (2)	105,366
	Total Specialty Retail	3,356,341
	Textiles, Apparel & Luxury Goods - 0.0%
8,870	True Religion Apparel, Inc., (2)	229,999
	Thrifts & Mortgage Finance - 0.1%
62,550	Hudson City Bancorp, Inc.	822,533
10,640	People’s United Financial, Inc.	165,558
	Total Thrifts & Mortgage Finance	988,091
	Tobacco - 0.3%
10,030	Altria Group, Inc.	178,634
10,750	Lorillard Inc.	798,725
55,960	Philip Morris International	2,727,490
	Total Tobacco	3,704,849

	Trading Companies & Distributors - 0.3%
281,875	Mitsui & Company Limited				3,686,529
	Water Utilities - 0.0%
1,222	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR				46,350
	Wireless Telecommunication Services - 0.5%
14,250	Crown Castle International Corporation, (2)				446,880
150	KDDI Corporation				845,541
10,335	Millicom International Cellular S.A., (2)				754,591
4,440	Millicom International Cellular S.A., (2)				322,966
1,300	NTT Mobile Communications				2,076,756
2,079	TIM Participacoes S.A., ADR				51,142
2,678	Turkcell Iletisim Hizmetleri A.S., ADR				47,855
587,040	Vodafone Group PLC				1,315,326
	Total Wireless Telecommunication Services				5,861,057
	Total Common Stocks (cost $380,983,006)				379,721,623

Shares	Description (1)		Coupon	Ratings (4)	Value
	Convertible Preferred Securities - 1.5% (1.2% of Total Investments)
	Capital Markets - 0.0%
8,150	AMG Capital Trust II, Convertible Bond		5.150%	BB	$ 253,669
	Commercial Banks - 0.3%
5,300	Fifth Third Bancorp, Convertible Bond		8.500%	Baa3	634,251
3,750	Wells Fargo & Company, Convertible Bond		7.500%	A-	3,348,750
	Total Commercial Banks				3,983,001
	Communications Equipment - 0.5%
8,250	Lucent Technologies Capital Trust I		7.750%	B3	6,249,375
	Diversified Financial Services - 0.3%
4,050	Bank of America Corporation		7.250%	B	3,442,460
	Food Products - 0.1%
7,750	Bunge Limited, Convertible Bonds		4.875%	Ba1	673,281
	Independent Power Producers & Energy Traders - 0.1%
9,950	AES Trust III, Convertible Preferred		6.750%	B	437,800
400	NRG Energy Inc., Convertible Bond		4.000%	B2	564,100
	Total Independent Power Producers & Energy Traders				1,001,900
	Insurance - 0.0%
5,600	Reinsurance Group of America Inc.		5.750%	BBB	331,968
	Multi-Utilities - 0.0%
6,950	CMS Energy Corporation, Convertible Bonds		4.500%	Ba2	496,491
	Oil, Gas & Consumable Fuels - 0.1%
600	El Paso Corporation, 144A		4.990%	B	554,400
50	El Paso Corporation		4.990%	B	46,200
3,450	Whiting Petroleum Corporation		6.250%	B	520,847
	Total Oil, Gas & Consumable Fuels				1,121,447
	Real Estate - 0.1%
16,600	HRPT Properties Trust, Preferred Convertible Bonds		6.500%	Baa3	305,107
8,550	Simon Property Group, Inc., Series I		6.000%	Baa1	519,412
	Total Real Estate				824,519
	Total Convertible Preferred Securities (cost $19,543,175)				18,378,111

Shares	Description (1)		Coupon	Ratings (4)	Value
	$25 Par (or similar) Preferred Securities - 38.2% (29.7% of Total Investments)
	Capital Markets - 4.2%
54,700	Ameriprise Financial, Inc.		7.750%	A	$ 1,353,825
200,909	BNY Capital Trust V, Series F		5.950%	Aa3	4,922,271
725,702	Credit Suisse		7.900%	Aa3	18,178,835
1,175,757	Deutsche Bank Capital Funding Trust II		6.550%	Aa3	24,385,200
7,000	Deutsche Bank Capital Funding Trust IX		6.625%	Aa3	148,610
16,600	Goldman Sachs Group Inc., Series 2004-4 (CORTS)		6.000%	A2	344,450
18,600	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)		6.000%	A2	385,020
15,200	Morgan Stanley Capital Trust V		5.750%	A3	299,592
2,500	Morgan Stanley Capital Trust VII		6.600%	A3	55,025
	Total Capital Markets				50,072,828
	Commercial Banks - 4.6%
113,900	ASBC Capital I		7.625%	A3	2,397,595
992,672	Banco Santander Finance		10.500%	A2	26,881,567
28,800	Banesto Holdings, Series A, 144A		10.500%	Baa1	635,400
28,400	Barclays Bank PLC		7.750%	BBB+	678,476
1,300	Barclays Bank PLC		7.100%	A+	28,990
170,400	BB&T Capital Trust VI		9.600%	A2	4,668,960
146,500	Cobank Agricultural Credit Bank, 144A		7.000%	N/R	5,090,875
48,000	Cobank Agricultural Credit Bank		11.000%	A	2,211,000
45,812	HSBC Finance Corporation		6.875%	A	1,099,488
1,400	HSBC Holdings PLC		6.200%	A2	30,142
15,100	HSBC USA Inc., Series F		2.858%	A-	607,926
150,500	Merrill Lynch Preferred Capital Trust V		7.280%	Baa3	3,011,505
355,241	National City Capital Trust II		6.625%	Baa1	7,651,891
9,700	Wells Fargo Capital Trust VII		5.850%	A-	205,155
2,400	Zions Capital Trust B		8.000%	B	50,352
	Total Commercial Banks				55,249,322
	Diversified Financial Services - 1.4%
92,700	ING Groep N.V.		8.500%	Ba1	1,756,665
158,023	ING Groep N.V.		7.200%	Ba1	2,514,146
755,475	ING Groep N.V.		7.050%	Ba1	11,823,184
1,000	National Rural Utilities Cooperative Finance Corporation		6.750%	A3	24,780
4,825	National Rural Utilities Cooperative Finance Corporation		6.100%	A3	114,980
	Total Diversified Financial Services				16,233,755
	Diversified Telecommunication Services - 0.7%
109,905	AT&T Inc.		6.375%	A	2,939,959
38,500	BellSouth Capital Funding (CORTS)		7.120%	A	909,563
30,500	BellSouth Corporation (CORTS)		7.000%	A	713,892
25,000	Verizon Communications (CORTS)		7.625%	A	639,375
142,306	Verizon Communications, Series 2004-1 (SATURNS)		6.125%	A	3,486,497
	Total Diversified Telecommunication Services				8,689,286
	Electric Utilities - 0.6%
4,893	Entergy Louisiana LLC		7.600%	A-	124,038
259,300	Entergy Texas Inc.		7.875%	BBB+	7,001,100
1,850	FPL Group Capital Inc.		6.600%	A3	47,064
	Total Electric Utilities				7,172,202
	Food Products - 0.2%
35,100	Dairy Farmers of America Inc., 144A		7.875%	BBB-	2,541,461
	Insurance - 10.1%
1,146,570	Aegon N.V.		6.375%	BBB	19,124,788
192,234	Arch Capital Group Limited, Series B		7.875%	BBB-	4,565,558
379,873	Arch Capital Group Limited		8.000%	BBB-	9,306,889
590,900	Berkley WR Corporation, Capital Trust II		6.750%	BBB-	13,933,422
675,001	Delphi Financial Group, Inc.		8.000%	BBB+	15,187,523
26,700	Delphi Financial Group, Inc.		7.376%	BBB-	454,167
199,472	EverestRe Capital Trust II		6.200%	Baa1	4,472,162
5,800	Financial Security Assurance Holdings		6.250%	A+	87,182
846,800	Lincoln National Capital VI, Series F		6.750%	BBB-	18,629,600
89,600	Markel Corporation		7.500%	BBB	2,343,040
882,951	PartnerRe Limited, Series C		6.750%	BBB+	20,696,371
143,600	PLC Capital Trust III		7.500%	BBB	2,998,368
14,000	PLC Capital Trust IV		7.250%	BBB	293,860
24,017	Protective Life Corporation		7.250%	BBB	501,715
136,730	Prudential Financial Inc.		9.000%	BBB+	3,580,959
27,082	Prudential PLC		6.750%	A-	641,302
121,800	RenaissanceRe Holdings Limited, Series B		7.300%	BBB+	2,900,058
35,900	RenaissanceRe Holdings Limited, Series C		6.080%	BBB+	743,130
	Total Insurance				120,460,094
	IT Services - 0.0%
5,100	Vertex Industries Inc. (PPLUS)		7.625%	A	130,305
	Media - 4.5%
32,700	CBS Corporation		7.250%	BBB-	729,864
586,321	CBS Corporation		6.750%	BBB-	12,383,100
1,014,662	Comcast Corporation		7.000%	BBB+	25,346,257
647,540	Viacom Inc.		6.850%	BBB	15,126,534
	Total Media				53,585,755
	Multi-Utilities - 0.8%
131,800	Dominion Resources Inc.		8.375%	BBB	3,534,876
233,000	Xcel Energy Inc.		7.600%	Baa2	6,053,340
	Total Multi-Utilities				9,588,216
	Oil, Gas, & Consumable Fuels - 1.2%
613,300	Nexen Inc.		7.350%	BB+	14,069,102
	Pharmaceuticals - 0.1%
42,600	Bristol Myers Squibb Company (CORTS)		6.250%	A+	1,057,758
	Real Estate - 9.5%
469,013	Developers Diversified Realty Corporation, Series H		7.375%	Ba1	8,231,178
7,300	Duke Realty Corporation, Series K		6.500%	Baa3	138,335
72,830	Duke Realty Corporation, Series L, (2)		6.600%	Baa3	1,457,328
22,700	Duke Realty Corporation, Series N		7.250%	Baa3	476,927
365,177	Duke Realty Corpoation, Series O		8.375%	Baa3	8,862,846
122,700	Duke-Weeks Realty Corporation		6.625%	Baa3	2,319,030
151,515	Equity Residential Properties Trust, Series N		6.480%	BBB-	3,172,724
400,883	HRPT Properties Trust, Series B		8.750%	Baa3	9,460,839
531,900	HRPT Properties Trust, Series C		7.125%	Baa3	10,653,957
586,116	Kimco Realty Corporation, Series G		7.750%	Baa2	14,271,925
3,997	Prologis Trust, Series C		8.540%	Baa3	192,855
51,275	Prologis Trust, Series G		6.750%	Baa3	1,010,118
236,606	Public Storage, Inc.		6.750%	Baa1	5,356,760
26,432	Public Storage, Inc., Series C		6.600%	Baa1	575,425
143,800	Public Storage, Inc., Series E		6.750%	Baa1	3,221,120
27,011	Public Storage, Inc., Series H		6.950%	Baa1	620,983
32,903	Realty Income Corporation		6.750%	Baa2	792,962
136,189	Regency Centers Corporation		7.450%	BBB-	3,091,490
425,951	Vornado Realty LP		7.875%	BBB	10,648,775
1,227,443	Wachovia Preferred Funding Corporation		7.250%	A-	24,966,191
7,000	Weingarten Realty Trust		8.100%	BBB	144,900
117,000	Weingarten Realty Trust		6.950%	Baa3	2,433,599
103,225	Weingarten Realty Trust		6.500%	Baa3	2,064,499
	Total Real Estate				114,164,766
	Wireless Telecommunication Services - 0.3%
135,800	Telephone and Data Systems Inc.		7.600%	Baa2	3,123,399
19,846	United States Cellular Corporation		8.750%	Baa2	501,111
5,900	United States Cellular Corporation		7.500%	Baa2	139,593
	Total Wireless Telecommunication Services				3,764,103
	Total $25 Par (or similar) Preferred Securities (cost $512,822,306)				456,778,953

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (5)	Ratings (4)	Value
	Variable Rate Senior Loan Interests - 9.6% (7.5% of Total Investments) (6)
	Aerospace & Defense - 0.1%
$ 575	DAE Aviation Holdings, Inc., Term Loan B1	4.240%	7/31/14	B	$ 517,022
562	DAE Aviation Holdings, Inc., Term Loan B2	4.240%	7/31/14	B	505,806
900	McKechnie Aerospace Holdings, Inc., Term Loan	5.250%	5/11/15	N/R	632,250
2,037	Total Aerospace & Defense				1,655,078
	Airlines - 0.2%
2,504	ACTS Aero Technical Support & Services, Inc., Term Loan, (7)	6.763%	10/16/14	N/R	788,648
1,955	Delta Air Lines, Inc., Term Loan	3.499%	4/30/14	B	1,638,941
4,459	Total Airlines				2,427,589
	Automobiles - 0.1%
1,800	Ford Motor Company, Term Loan, WI/DD	TBD	TBD	B1	1,604,894
	Building Products - 0.3%
3,523	Building Materials Corporation of America, Term Loan	3.000%	2/22/14	B+	3,229,639
980	TFS Acquisition, Term Loan	14.000%	8/11/13	CCC+	656,742
4,503	Total Building Products				3,886,381
	Chemicals - 0.6%
2,886	Hercules Offshore, Inc., Term Loan	8.500%	7/11/13	B+	2,835,968
54	LyondellBasell Finance Company, DIP Term Loan, (8)	3.746%	12/20/13	CC	35,190
124	LyondellBasell Finance Company, Dutch Revolving Line of Credit, (8)	3.746%	12/20/13	CC	80,700
155	LyondellBasell Finance Company, Dutch Tranche A, Term Loan, (8)	3.996%	12/20/14	CC	101,028
155	LyondellBasell Finance Company, German Tranche B1, Euro Term Loan, (8)	3.996%	12/22/14	CC	101,028
155	LyondellBasell Finance Company, German Tranche B2, Euro Term Loan, (8)	3.996%	12/22/14	CC	101,028
695	LyondellBasell Finance Company, German Tranche B3, Euro Term Loan, (8)	13.000%	12/15/09	CC	741,365
203	LyondellBasell Finance Company, Revolving Line of Credit, (8)	3.746%	12/20/13	CC	131,964
1,202	LyondellBasell Finance Company, Roll-Up DIP Term Loan, (8)	5.799%	12/15/09	N/R	1,173,070
387	LyondellBasell Finance Company, US Tranche A, Term Loan, (8)	3.746%	12/20/13	CC	251,429
674	LyondellBasell Finance Company, US Tranche B1, Term Loan, (8)	7.000%	12/22/14	CC	443,027
674	LyondellBasell Finance Company, US Tranche B2, Term Loan, (8)	7.000%	12/22/14	CC	443,027
674	LyondellBasell Finance Company, US Tranche B3, Term Loan, (8)	7.000%	12/22/14	CC	443,027
8,038	Total Chemicals				6,881,851
	Commercial Services & Supplies - 0.1%
69	Aramark Corporation, Letter of Credit	2.025%	1/26/14	BB	64,846
1,058	Aramark Corporation, Term Loan	2.156%	1/26/14	BB	988,301
1,127	Total Commercial Services & Supplies				1,053,147
	Communications Equipment - 0.2%
3,000	Avaya Inc., Term Loan	3.137%	10/26/14	Ba3	2,440,001
	Diversified Consumer Services - 0.1%
100	Laureate Education, Inc., Delayed Term Loan	3.754%	8/17/14	B1	90,721
663	Laureate Education, Inc., Term Loan B	3.754%	8/17/14	B1	602,229
960	Thomson Learning Center, Term Loan	2.750%	7/05/14	B+	868,983
1,723	Total Diversified Consumer Services				1,561,933
	Electric Utilities - 0.4%
902	Calpine Corporation, DIP Term Loan	3.165%	3/29/14	B+	824,718
1,960	TXU Corporation, Term Loan B2	3.754%	10/10/14	B+	1,556,730
2,533	TXU Corporation, Term Loan B3	3.754%	10/10/14	B+	2,001,190
5,395	Total Electric Utilities				4,382,638
	Electrical Equipment - 0.1%
1,683	Allison Transmission Holdings, Inc., Term Loan	3.000%	8/07/14	B	1,475,620
	Health Care Equipment & Supplies - 0.0%
6	Bausch & Lomb, Inc., Delayed Term Loan	3.729%	4/24/15	BB-	6,350
	Health Care Providers & Services - 1.1%
183	Community Health Systems, Inc., Delayed Term Loan	2.496%	7/25/14	BB	171,947
3,646	Community Health Systems, Inc., Term Loan	2.611%	7/25/14	BB	3,433,718
489	Concentra, Inc., Term Loan	2.540%	6/25/14	Ba3	456,981
32	HCA, Inc., Term Loan A	1.783%	11/17/12	BB	29,723
2,361	HCA, Inc., Term Loan	2.533%	11/18/13	BB	2,231,569
2,075	Health Management Associates, Inc., Term Loan	2.033%	2/28/14	BB-	1,954,208
275	IASIS Healthcare LLC, Delayed Term Loan	2.246%	3/14/14	Ba2	259,842
74	IASIS Healthcare LLC, Letter of Credit	0.146%	3/14/14	Ba2	70,169
794	IASIS Healthcare LLC, Term Loan	2.246%	3/14/14	Ba2	750,844
1,573	Select Medical Corporation, Term Loan B2	2.407%	2/24/12	Ba2	1,520,502
820	Select Medical Corporation, Term Loan	2.409%	2/24/12	Ba2	792,205
975	Vanguard Health Holding Company II LLC, Replacement Term Loan	2.496%	9/23/11	Ba3	956,080
13,297	Total Health Care Providers & Services				12,627,788
	Hotels, Restaurants & Leisure - 0.8%
2,220	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	BB-	2,087,151
1,493	Cedar Fair LP, Term Loan	4.246%	8/30/14	BB-	1,460,059
412	Cedar Fair LP, Term Loan B	2.246%	8/30/12	BB-	397,755
991	Harrah’s Operating Company, Inc., Term Loan B2	3.504%	1/28/15	B	805,261
980	Orbitz Worldwide, Inc., Term Loan	3.281%	7/25/14	B+	869,016
1,965	Travelport LLC, Delayed Term Loan	2.746%	8/23/13	Ba2	1,837,813
134	Travelport LLC, Letter of Credit	2.783%	8/23/13	Ba2	125,197
669	Travelport LLC, Term Loan	2.759%	8/23/13	Ba2	623,950
583	Venetian Casino Resort LLC, Delayed Term Loan	2.040%	5/23/14	B-	488,747
1,712	Venetian Casino Resort LLC, Term Loan	2.040%	5/23/14	B-	1,435,569
11,159	Total Hotels, Restaurants & Leisure				10,130,518
	Independent Power Producers & Energy Traders - 0.1%
616	NRG Energy, Inc., Credit Linked Deposit	2.033%	2/01/13	Baa3	586,535
1,145	NRG Energy, Inc., Term Loan	2.022%	2/01/13	Baa3	1,089,345
1,761	Total Independent Power Producers & Energy Traders				1,675,880
	Insurance - 0.3%
3,926	Conseco, Inc., Term Loan	6.500%	10/10/13	Caa1	3,101,620
	IT Services - 0.5%
2,134	First Data Corporation, Term Loan B1	2.999%	9/24/14	B+	1,845,033
1,202	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	4.000%	7/28/12	B+	1,102,489
2,303	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	4.000%	7/28/12	B+	2,113,104
1,191	SunGard Data Systems, Inc., Term Loan B	2.004%	2/28/14	BB	1,122,345
6,830	Total IT Services				6,182,971
	Leisure Equipment & Products - 0.2%
583	Herbst Gaming, Inc., Delayed Term Loan, (7), (8)	0.000%	12/02/11	D	326,264
671	Herbst Gaming, Inc., Term Loan, (7), (8)	0.000%	12/02/11	D	375,503
6,000	Wimar OpCo LLC, Term Loan, (8)	6.500%	1/03/12	N/R	1,867,501
7,254	Total Leisure Equipment & Products				2,569,268
	Machinery - 0.0%
464	Oshkosh Truck Corporation, Term Loan	6.423%	12/06/13	BB-	464,086
	Media - 2.1%
2,587	Cequel Communications LLC, Term Loan B	2.253%	11/05/13	BB-	2,445,731
5,241	Charter Communications Operating Holdings LLC, Term Loan, (8)	6.250%	3/06/14	Ba2	5,019,438
2,500	Citadel Broadcasting Corporation, Term Loan	2.164%	6/12/14	CCC-	1,636,251
1,888	Gray Television, Inc., Term Loan B	6.760%	12/31/14	Caa1	1,557,621
956	Idearc, Inc., Term Loan, (7), (8)	4.250%	11/17/14	D	409,813
3,150	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	5.500%	4/08/12	N/R	1,797,226
902	Nielsen Finance LLC, Term Loan A	2.249%	8/09/13	Ba3	845,015
1,878	Nielsen Finance LLC, Term Loan B	3.999%	5/02/16	Ba3	1,779,188
944	Philadelphia Newspapers, Term Loan, (7), (8)	7.750%	6/29/13	N/R	198,262
353	Readers Digest Association, Inc., DIP Term Loan, (8), (9)	12.333%	3/01/14	D	373,005
131	Readers Digest Association, Inc., Euro Term Loan, (8)	7.000%	3/03/14	D	60,180
363	Readers Digest Association, Inc., Revolving Credit Loan, (8)	4.408%	3/02/13	D	167,375
1,461	Readers Digest Association, Inc., U.S. Term Loan, (8)	4.252%	3/03/14	D	674,038
5,925	Tribune Company, Term Loan B, (7), (8)	5.250%	6/04/14	Ca	2,979,168
1,256	Tribune Company, Term Loan X, (7), (8)	5.000%	6/04/09	Ca	619,439
5,600	Univision Communications, Inc., Term Loan	2.533%	9/29/14	B2	4,756,501
35,135	Total Media				25,318,251
	Metals & Mining - 0.2%
2,404	John Maneely Company, Term Loan	3.606%	12/08/13	B	1,963,854
	Oil, Gas & Consumable Fuels - 0.4%
2,955	CCS Income Trust, Term Loan	3.246%	11/14/14	B	2,408,234
1,978	Venoco, Inc., Term Loan	4.250%	5/07/14	B	1,691,141
442	Western Refining, Inc., Term Loan	8.250%	5/30/14	BB-	438,036
5,375	Total Oil, Gas & Consumable Fuels				4,537,411
	Pharmaceuticals - 0.2%
2,000	Royalty Pharma Finance Trust, Unsecured Term Loan	7.750%	5/15/15	Baa3	1,890,001
	Real Estate Management & Development - 0.3%
3,403	LNR Property Corporation, Term Loan B	3.760%	7/12/11	B-	2,505,620
1,731	Realogy Corporation, Delayed Term Loan	3.385%	10/10/13	Caa1	1,479,347
5,134	Total Real Estate Management & Development				3,984,967
	Road & Rail - 0.1%
917	Swift Transportation Company, Inc., Term Loan	3.563%	5/10/14	B-	837,909
	Software - 0.1%
922	IPC Systems, Inc., Term Loan, Second Lien	2.518%	5/31/14	B1	756,027
	Specialty Retail - 1.0%
5,146	Burlington Coat Factory Warehouse Corporation, Term Loan	2.565%	5/28/13	B3	4,714,655
1,995	Claire’s Stores, Inc., Term Loan B, WI/DD	TBD	TBD	B-	1,496,174
2,608	Michaels Stores, Inc., Term Loan	2.538%	10/31/13	B	2,341,345
3,600	Toys “R” US-Delaware, Inc., Term Loan B	4.496%	7/19/12	BB-	3,475,678
13,349	Total Specialty Retail				12,027,852
$143,698	Total Variable Rate Senior Loan Interests (cost $132,332,900)				115,443,885

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Convertible Bonds - 10.2% (8.0% of Total Investments)
	Aerospace & Defense - 0.2%
$ 600	Alliant Techsystems, Inc., Convertible Bonds	2.750%	9/15/11	BB-	$ 617,250
650	Alliant Techsystems, Inc., Convertible Bonds	2.750%	2/15/24	BB-	685,750
1,150	L-3 Communications Corporation, Convertible Bond	3.000%	8/01/35	BB+	1,184,500
300	Orbital Sciences Corporation, Convertible Bond	2.438%	1/15/27	BB-	273,375
2,700	Total Aerospace & Defense				2,760,875
	Airlines - 0.4%
3,375	JetBlue Airways Corporation	3.750%	3/15/35	CCC	3,353,906
1,228	JetBlue Airways Corporation	6.750%	10/15/39	CCC	1,802,090
4,603	Total Airlines				5,155,996
	Auto Components - 0.1%
300	BorgWarner Inc.	3.500%	4/15/12	BBB	366,750
1,200	Magna International Inc., Class A	6.500%	3/31/10	N/R	1,135,441
1,500	Total Auto Components				1,502,191
	Beverages - 0.1%
900	Molson Coors Brewing Company, Senior Convertible Notes	2.500%	7/30/13	BBB-	1,022,625
	Biotechnology - 0.5%
925	Amgen Inc., 144A	0.125%	2/01/11	A+	927,313
2,450	Amgen Inc.	0.125%	2/01/11	A+	2,456,125
1,425	Amgen Inc.	0.375%	2/01/13	A+	1,448,156
600	BioMarin Pharmaceutical Inc.	1.875%	4/23/17	B-	631,500
250	Invitrogen Corporation, Convertible Bond	2.000%	8/01/23	BB+	350,313
5,650	Total Biotechnology				5,813,407
	Capital Markets - 0.1%
600	Affiliated Managers Group Inc.	3.950%	8/15/38	BBB-	566,250
400	BlackRock Inc.	2.625%	2/15/35	A+	873,500
200	Janus Capital Group, Convertible Bond	3.250%	7/15/14	Baa3	251,750
1,200	Total Capital Markets				1,691,500
	Commercial Banks - 0.2%
850	National City Corporation, Convertible Senior Notes	4.000%	2/01/11	A	860,625
450	SVB Financial Group, Convertible Bond, 144A	3.875%	4/15/11	A3	480,938
850	U.S. Bancorp, Convertible Bonds	0.000%	12/11/35	Aa3	838,738
2,150	Total Commercial Banks				2,180,301
	Commercial Services & Supplies - 0.1%
500	Covanta Holding Corporation, Convertible Bonds	3.250%	6/01/14	Ba3	555,000
600	Covanta Holding Corporation, Convertible Bonds	1.000%	2/01/27	Ba3	536,250
1,100	Total Commercial Services & Supplies				1,091,250
	Communications Equipment - 0.2%
550	Ciena Corporation, Convertible Bond	0.875%	6/15/17	B+	381,563
450	CommScope Inc.	3.250%	7/01/15	B	583,875
1,050	Lucent Technologies Inc., Series B	2.875%	6/15/25	B+	882,000
600	Lucent Technologies Inc.	2.875%	6/15/23	B+	593,250
2,650	Total Communications Equipment				2,440,688
	Computers & Peripherals - 0.4%
1,400	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/11	A-	1,697,500
700	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/11	A-	848,750
700	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/13	A-	865,375
600	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/13	A-	741,750
400	Maxtor Corporation, Convertible Bonds	2.375%	8/15/12	B	433,000
950	Sandisk Corporation, Convertible Bond	1.000%	5/15/13	B	743,375
4,750	Total Computers & Peripherals				5,329,750
	Construction & Engineering - 0.0%
100	Fluor Corporation, Convertible Bonds	1.500%	2/15/24	A3	183,125
	Consumer Finance - 0.0%
350	Americredit Corporation	0.750%	9/15/11	B-	307,563
	Diversified Financial Services - 0.1%
800	NASDAQ Stock Market Inc., Convertible Bond	2.500%	8/15/13	BB+	701,000
	Diversified Telecommunication Services - 0.2%
1,600	Qwest Communications International Inc., Convertible Bond	3.500%	11/15/25	B+	1,622,000
450	Time Warner Telecom Inc., Convertible Bond	2.375%	4/01/26	B-	438,188
2,050	Total Diversified Telecommunication Services				2,060,188

	Electrical Equipment - 0.1%
500	General Cable Corporation, Convertible Bonds	1.000%	10/15/12	B+	430,000
300	General Cable Corporation, Convertible Bonds	0.875%	11/15/13	B+	297,375
900	Roper Industries Inc.	0.000%	1/15/34	BB+	571,500
1,700	Total Electrical Equipment				1,298,875
	Electronic Equipment & Instruments - 0.1%
600	Anixter International Inc., Convertible Bond	0.000%	7/07/33	BB-	387,000
500	Itron Inc.	2.500%	8/01/26	B-	614,375
600	Tech Data Corporation, Convertible Bonds	2.750%	12/15/26	BBB-	624,750
1,700	Total Electronic Equipment & Instruments				1,626,125
	Energy Equipment & Services - 0.8%
250	Exterran Holdings Inc., Convertible Bond	4.250%	6/15/14	BB	312,500
1,200	Nabors Industries Inc., Convertible Bond, 144A	0.940%	5/15/11	BBB+	1,165,500
750	Nabors Industries Inc., Convertible Bond, 144A	0.940%	5/15/11	BBB+	728,438
350	Schlumberger Limited	2.125%	6/01/23	A+	549,500
450	SESI LLC, Convertible Bond, 144A	1.500%	12/15/26	BB+	406,125
1,600	Transocean Inc., Convertible Bond	1.625%	12/15/37	BBB+	1,600,000
2,550	Transocean Inc.	1.500%	12/15/37	BBB+	2,473,500
2,425	Transocean Inc.	1.500%	12/15/37	BBB+	2,321,938
9,575	Total Energy Equipment & Services				9,557,501
	Food Products - 0.2%
400	Archer Daniels Midland Company, Convertible Bonds, 144A	0.875%	2/15/14	A	393,000
500	Archer Daniels Midland Company, Convertible Bonds	0.875%	2/15/14	A	491,250
450	Chiquita Brands International Inc., Convertible Bond	4.250%	8/15/16	B	448,875
250	Smithfield Foods Inc., Convertible Bond	4.000%	6/30/13	B-	231,875
700	Tyson Foods inc., Convertible Bond	3.250%	10/15/13	BB	744,625
2,300	Total Food Products				2,309,625
	Health Care Equipment & Supplies - 0.6%
200	Beckman Coulter Inc., Convertible Bonds, 144A	2.500%	12/15/36	BBB	230,750
850	Beckman Coulter Inc., Convertible Bonds	2.500%	12/15/36	BBB	980,688
2,100	Hologic Inc.	2.000%	12/15/37	BB-	1,727,250
300	Invacare Corporation, Convertible Bond	4.125%	2/01/27	B-	320,625
300	Inverness Medical Innovation Inc., Convertible Bonds	3.000%	5/15/16	B-	322,875
600	Kinetic Concepts Inc., Convertible Bond, 144A	3.250%	4/15/15	B+	585,750
1,650	Medtronic, Inc., Convertible Bond	1.500%	4/15/11	AA-	1,650,000
1,650	Medtronic, Inc., Convertible Bond	1.625%	4/15/13	AA-	1,637,625
7,650	Total Health Care Equipment & Supplies				7,455,563
	Health Care Providers & Services - 0.4%
300	AmeriGroup Corporation, Convertible Bond	2.000%	5/15/12	BB	270,750
450	LifePoint Hospitals, Inc., Convertible Bond	3.250%	8/15/25	B	396,000
1,175	LifePoint Hospitals, Inc., Convertible Bond	3.500%	5/15/14	B	1,003,156
3,715	Omnicare, Inc.	3.250%	12/15/35	B+	2,869,838
400	PSS World Medical Inc., Convertible Note, 144A	3.125%	8/01/14	BB-	473,500
6,040	Total Health Care Providers & Services				5,013,244
	Hotels, Restaurants & Leisure - 0.8%
750	Carnival Corporation	2.000%	4/15/21	A3	800,625
650	International Game Technology, 144A	2.600%	12/15/36	BBB	653,250
750	International Game Technology	3.250%	5/01/14	BBB	987,188
3,710	Punch Taverns Corporation, Convertible Bonds	5.000%	12/14/10	N/R	6,230,567
300	Scientific Games Corporation	0.750%	12/01/24	BB-	295,500
6,160	Total Hotels, Restaurants & Leisure				8,967,130
	Household Durables - 0.1%
600	D.R. Horton, Inc.	2.000%	5/15/14	BB-	688,500
450	Newell Rubbermaid Inc.	5.500%	3/15/14	BBB-	891,000
1,050	Total Household Durables				1,579,500
	Independent Power Producers & Energy Traders - 0.1%
450	Allegheny Technologies Inc., Convetible Bond	4.250%	6/01/14	BBB-	536,625
	Insurance - 0.0%
400	Old Republic International Corporation	8.000%	5/15/12	A3	495,000
	Internet & Catalog Retail - 0.1%
50	Priceline.com Inc., Convertible Bonds	0.500%	9/30/11	BB-	205,563
250	Priceline.com Inc., Convertible Bonds	0.750%	9/30/13	BB-	1,027,813
300	Total Internet & Catalog Retail				1,233,376
	Internet Software & Services - 0.1%
450	Equinix Inc., Convertible Bond	3.000%	10/15/14	B-	474,188
350	Equinix Inc.	4.750%	6/15/16	B-	465,938
800	Total Internet Software & Services				940,126
	IT Services - 0.0%
450	Verifone Holdings Inc.	1.375%	6/15/12	B-	388,125
	Leisure Equipment & Products - 0.1%
450	Hasbro Inc.	2.750%	12/01/21	BBB	595,688
	Life Sciences Tools & Services - 0.2%
350	Apogent Technologies, Inc., Convertible Bonds	0.000%	12/15/33	A-	525,700
300	Charles River Laboratories International, Inc.	2.250%	6/15/13	BB+	298,125
400	Fisher Scientific International, Inc., Convertible Bonds	2.500%	10/01/23	A-	743,000
450	Invitrogen Corporation, Convertible Bond	1.500%	2/15/24	BB+	493,875
500	Invitrogen Corporation, Convertible Bond	3.250%	6/15/25	BB+	578,125
2,000	Total Life Sciences Tools & Services				2,638,825
	Machinery - 0.1%
350	Ingersoll Rand	4.500%	4/15/12	BBB+	637,000
250	Terex Corporation	4.000%	6/01/15	B	373,125
600	Total Machinery				1,010,125
	Media - 0.2%
600	Interpublic Group Companies Inc., Convertible Notes	4.250%	3/15/23	Ba3	593,250
1,300	Liberty Media Corporation	3.125%	3/30/23	BB+	1,293,500
500	Omnicom Group, Inc.	0.000%	7/01/38	A-	496,250
2,400	Total Media				2,383,000
	Metals & Mining - 0.6%
550	Alcoa Inc., Convertible Bond	5.250%	3/15/14	Baa3	1,212,750
3,000	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/R	1,860,000
250	Newmont Mining Corporation, Senior Convertible Note	1.625%	7/15/17	BBB+	293,438
650	Newmont Mining Corporation, 144A	1.625%	7/15/17	BBB+	762,938
600	Newmont Mining Corporation	1.250%	7/15/14	BBB+	717,000
350	Steel Dynamics Inc.	5.125%	6/15/14	BB+	414,750
800	United States Steel Corporation	4.000%	5/15/14	BB	1,276,000
6,200	Total Metals & Mining				6,536,876
	Multiline Retail - 0.0%
450	Saks, Inc., Convertible Bonds	2.000%	3/15/24	B-	374,625
	Oil, Gas & Consumable Fuels - 0.6%
250	Alpha Natural Resouces Inc., Convertible Bond	2.375%	4/15/15	BB	246,563
600	Chesapeake Energy Corporation, 144A	2.750%	11/15/35	BB	609,750
1,100	Chesapeake Energy Corporation, Convertible Bonds	2.500%	5/15/37	BB	1,010,625
1,600	Chesapeake Energy Corporation, Convertible Bonds	2.250%	12/15/38	BB	1,204,000
650	Massey Energy Company, Convertible Bond	3.250%	8/01/15	BB-	520,000
600	Peabody Energy Corp., Convertible Bond	4.750%	12/15/66	Ba3	531,000
450	Penn Virginia Corporation	4.500%	11/15/12	B	407,250
700	Pioneer Natural Resouces Company, Convertible Bond	2.875%	1/15/38	BB+	681,625
1,550	USEC Inc., Convertible Bond	3.000%	10/01/14	Caa1	1,081,125
300	Western Refining Inc., Convertible Bond	5.750%	6/15/14	B-	275,250
7,800	Total Oil, Gas & Consumable Fuels				6,567,188
	Pharmaceuticals - 0.5%
975	Allergan Inc., Convertible Bond	1.500%	4/01/26	A	1,099,313
450	King Pharmaceuticals Inc., Convertible Bonds	1.250%	4/01/26	BB	388,688
750	Mylan Labs, Inc., Convertible Bonds	1.250%	3/15/12	BB-	737,813
700	Mylan Labs, Inc., Convertible Bonds	3.750%	9/15/15	BB-	977,375
1,300	Teva Pharmaceutical Finance Company B.V., Series D	1.750%	2/01/26	BBB+	1,525,875
567	Teva Pharmaceutical Finance, Series B	0.250%	2/01/24	BBB+	828,529
400	Valeant Pharmaceuticals International Convertible Bond	4.000%	11/15/13	B-	432,500
5,142	Total Pharmaceuticals				5,990,093
	Real Estate - 0.8%
1,150	Boston Properties Limited Partnership, Convertible Bonds, 144A	3.625%	2/15/14	A-	1,119,813
1,250	Boston Properties Limited Partnership, Convertible Bonds, 144A	2.875%	2/15/37	A-	1,207,813
300	Brandywine Operating Partnership, Convertible Bonds	3.875%	10/15/26	BBB-	288,375
700	Duke Realty Corporation, Series D, 144A	3.750%	12/01/11	BBB	679,000
600	ERP Operating LP	3.850%	8/15/26	BBB+	597,396
250	Health Care REIT, Inc., Convertible Bonds	4.750%	12/01/26	Baa2	274,063
300	Health Care REIT, Inc., Convertible Bonds	4.750%	7/15/27	Baa2	324,000
450	Hospitality Properties Trust, Convertible Bonds	3.800%	3/15/27	BBB	429,750
400	Host Hotels & Resorts Inc, Convertible Bonds, 144A	2.625%	4/15/27	BB+	369,500
350	Host Marriot LP, Convertible Bonds, 144A	3.250%	4/15/24	BB+	351,750
350	Prologis, Convertible Bonds, 144A	2.250%	4/01/37	BBB-	317,188
700	Prologis, Convertible Bonds, 144A	2.250%	4/01/37	BBB-	634,375
400	Rayonier Trust Holdings Inc., Convertible Bond	3.750%	10/15/12	BBB	425,000
250	Ventas Inc., Convertible Bond, 144A	3.875%	11/15/11	BBB-	264,688
1,000	Vornado Realty Trust, Convertible Bonds	2.850%	4/01/27	BBB	956,249
950	Vornado Realty, Convertible Bond	3.875%	4/15/25	BBB	998,687
750	Vornado Realty, Convertible Bond	3.625%	11/15/26	BBB	732,187
10,150	Total Real Estate				9,969,834
	Semiconductors & Equipment - 0.8%
3,550	Advanced Micro Devices, Inc., Convertible Bonds	5.750%	8/15/12	CCC+	2,995,312
1,100	Intel Corporation, Convertible Bond	2.950%	12/15/35	A-	987,249
1,650	Intel Corporation, Convertible Bond	3.250%	8/01/39	A2	1,771,687
1,650	Micron Technology, Inc.	1.875%	6/01/14	B-	1,381,874
800	ON Semiconductor Corporation, Convertible Bonds	2.625%	12/15/26	B+	863,999
3,500	Qimonda Finance LLC, Convertible Bond, (18)	6.750%	3/22/13	N/R	402,499
450	Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB	397,687
350	Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB	309,312
13,050	Total Semiconductors & Equipment				9,109,619
	Software - 0.1%
400	Computer Associates International Inc., Convertible Bond, Series 144A	1.625%	12/15/09	BBB	452,499
450	Nuance Communications Inc.	2.750%	8/15/27	B-	479,812
850	Total Software				932,311
	Specialty Retail - 0.1%
650	Best Buy Co., Inc.	2.250%	1/15/22	Baa3	677,624
	Textiles, Apparel & Luxury Goods - 0.0%
300	Iconix Brand Group, Inc., Convertible Notes, 144A	1.875%	6/30/12	B	263,249
	Trading Companies & Distributors - 0.0%
336	WESCO International, Inc., Convertible Bonds	6.000%	9/15/29	B	431,759
	Wireless Telecommunication Services - 0.1%
1,341	NII Holdings Inc.	3.125%	6/15/12	B+	1,178,403
$120,797	Total Convertible Bonds (cost $117,863,227)				122,300,493

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Corporate Bonds - 9.4% (7.4% of Total Investments)
	Aerospace & Defense - 0.2%
$ 1,000	Hexcel Corporation, Term Loan	6.750%	2/01/15	B+	$ 957,500
1,800	Vought Aircraft Industries Inc.	8.000%	7/15/11	B3	1,791,000
2,800	Total Aerospace & Defense				2,748,500
	Chemicals - 0.4%
1,800	Hexion US Finance Corporation	9.750%	11/15/14	Caa1	1,557,000
1,000	Momentive Performance Materials	9.750%	12/01/14	Caa2	780,000
2,100	Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	B-	2,100,000
4,900	Total Chemicals				4,437,000
	Commercial Services & Supplies - 0.1%
1,200	Ticketmaster	10.750%	8/01/16	BB-	1,236,000
	Containers & Packaging - 0.0%
500	Owens-Brockway Glass Containers	7.375%	5/15/16	BB	510,000
	Diversified Telecommunication Services - 0.4%
2,950	Cincinnati Bell Inc.	8.250%	10/15/17	Ba3	2,907,579
1,500	IntelSat Corporation	9.250%	8/15/14	BB-	1,545,000
600	SBA Telecommunications Corporation, Series 144A	8.250%	8/15/19	Ba2	621,000
5,050	Total Diversified Telecommunication Services				5,073,579
	Electric Utilities - 0.2%
1,000	Sierra Pacific Resources, Series 2006	6.750%	8/15/17	BB	985,305
2,000	Texas Competitive Electric Holdings, Series A	10.250%	11/01/15	CCC	1,450,000
3,000	Total Electric Utilities				2,435,305
	Electronic Equipment & Instruments - 0.1%
1,000	Sanmina-SCI Corporation	8.125%	3/01/16	B3	940,000
	Energy Equipment & Services - 0.1%
1,000	Pride International Inc.	7.375%	7/15/14	BBB-	1,030,000
	Food & Staples Retailing - 0.2%
2,000	Stater Brothers Holdings Inc.	8.125%	6/15/12	B+	2,020,000
	Food Products - 0.3%
1,200	Dole Foods Company, 144A	8.000%	10/01/16	B2	1,210,500
2,700	Dole Foods Company	8.750%	7/15/13	CCC+	2,706,750
3,900	Total Food Products				3,917,250
	Health Care Equipment & Supplies - 0.4%
500	Biomet Inc.	10.000%	10/15/17	B-	535,000
4,050	Select Medical Corporation	7.625%	2/01/15	B3	3,812,063
4,550	Total Health Care Equipment & Supplies				4,347,063
	Health Care Providers & Services - 0.6%
2,000	Community Health Systems, Inc.	8.875%	7/15/15	B	2,055,000
2,000	HCA Inc., 144A	8.500%	4/15/19	BB	2,100,000
1,000	HCA Inc.	9.250%	11/15/16	BB-	1,036,250
1,800	Select Medical Corporation	6.428%	9/15/15	Caa1	1,593,000
6,800	Total Health Care Providers & Services				6,784,250
	Hotels, Restaurants & Leisure - 0.7%
1,875	Boyd Gaming Corporation	7.750%	12/15/12	B+	1,879,688
500	Harrahs Operating Company Escrow	11.250%	6/01/17	B	516,250
1,000	MGM Grand Inc.	8.375%	2/01/11	CCC-	930,000
600	Peninsula Gaming LLC	8.375%	8/15/15	BB	603,000
600	Penn National Gaming Inc., 144A	8.750%	8/15/19	BB-	604,500
1,292	Pinnacle Entertainment Inc.	8.250%	3/15/12	B	1,298,460
1,750	Seminole Hard Rock Entertainment, Inc., 144A	2.814%	3/15/14	BB	1,417,500
1,000	Universal City Development Partners	11.750%	4/01/10	B+	1,010,000
8,617	Total Hotels, Restaurants & Leisure				8,259,398
	Household Durables - 0.1%
1,500	QVC Inc., 144A	7.500%	10/01/19	BBB	1,509,375
	Independent Power Producers & Energy Traders - 0.2%
900	Dynegy Holdings, Inc., Term Loan	8.375%	5/01/16	B	846,000
1,000	NRG Energy Inc.	7.375%	1/15/17	BB-	970,000
1,900	Total Independent Power Producers & Energy Traders				1,816,000
	Internet Software & Services - 0.1%
2,000	Open Solutions Inc., 144A	9.750%	2/01/15	CCC+	1,392,500
	IT Services - 0.6%
2,950	First Data Corporation	9.875%	9/24/15	B-	2,739,813
1,950	Global Cash Access LLC	8.750%	3/15/12	B	1,940,250
2,250	Sungard Data Systems Inc.	9.125%	8/15/13	B	2,283,750
7,150	Total IT Services				6,963,813
	Machinery - 0.2%
3,000	Greenbrier Companies, Inc.	8.375%	5/15/15	CCC	2,448,750
	Media - 0.6%
5,450	Allbritton Communications Company, Series B	7.750%	12/15/12	B-	5,150,250
2,000	AMC Entertainment Inc.	8.000%	3/01/14	CCC+	1,940,000
2,198	Dex Media West LLC, (18)	9.875%	8/15/13	B1	401,135
4,000	Medianews Group Inc., (11)	6.375%	4/01/14	Caa2	10,400
3,500	Young Broadcasting Inc., Senior Subordinated Note (10)	10.000%	3/01/11	Ca	4,375
2,000	Young Broadcasting Inc., (10)	8.750%	1/15/14	Ca	2,500
19,148	Total Media				7,508,660
	Metals & Mining - 0.4%
5,200	MagIndustries Corporation, (12)	11.000%	12/14/12	N/R	4,265,300
500	Teck Resources Limited	9.750%	5/15/14	BB+	552,500
5,700	Total Metals & Mining				4,817,800
	Multi-Utilities - 0.0%
500	Northwestern Corporation	5.875%	11/01/14	A-	527,489
	Oil, Gas & Consumable Fuels - 0.6%
600	Chaparral Energy Inc.	8.500%	12/01/15	CCC	486,000
2,000	Premcor Refining Group Inc.	7.500%	6/15/15	BBB	2,055,126
3,000	SemGroup LP, 144A, (10)	8.750%	11/15/15	N/R	210,000
2,950	Western Refining Inc.	11.250%	6/15/17	BB-	2,802,500
1,500	Whiting Petroleum Corporation	7.000%	2/01/14	BB	1,488,750
10,050	Total Oil, Gas & Consumable Fuels				7,042,376
	Paper & Forest Products - 0.3%
2,000	Georgia-Pacific Corporation	8.125%	5/15/11	B+	2,085,000
1,000	Georgia-Pacific Corporation	7.700%	6/15/15	B+	1,015,000
3,000	Total Paper & Forest Products				3,100,000
	Personal Products - 0.1%
1,600	Prestige Brands Inc.	9.250%	4/15/12	B-	1,640,000
	Pharmaceuticals - 0.1%
1,000	Elan Financing Corporation PLC	4.440%	11/15/11	B	980,000
	Real Estate - 0.3%
2,350	Felcor Lodging LP., WI/DD	10.000%	10/01/14	B2	2,285,375
1,000	Trustreet Properties, Inc.	7.500%	4/01/15	AA+	1,067,630
3,350	Total Real Estate				3,353,005
	Semiconductors & Equipment - 0.4%
2,400	Avago Technologies Finance Pte Limited	10.125%	12/01/13	BB	2,538,000
755	Avago Technologies Finance Pte Limited	11.875%	12/01/15	B+	826,725
337	NXP BV, 144A	10.000%	7/15/13	B-	331,945
1,200	Spansion LLC, 144A, (13)	3.550%	6/01/13	B2	1,221,000
4,692	Total Semiconductors & Equipment				4,917,670
	Software - 0.2%
3,250	Telcordia Technologies, Inc.	4.043%	7/15/12	B	2,819,375
	Specialty Retail - 0.7%
1,200	Michael’s Stores	11.375%	11/01/16	CCC	1,128,000
7,000	Warnaco Inc., Senior Notes	8.875%	6/15/13	BB+	7,192,500
8,200	Total Specialty Retail				8,320,500
	Textiles, Apparel & Luxury Goods - 0.4%
4,000	Jostens IH Corporation	7.625%	10/01/12	BB-	4,025,000
1,000	Quiksilver Inc.	6.875%	4/15/15	Caa1	752,500
5,000	Total Textiles, Apparel & Luxury Goods				4,777,500
	Wireless Telecommunication Services - 0.4%
1,000	Crown Castle-CC Holdings GS V LLC, 144A	7.750%	5/01/17	Ba1	1,040,000
1,500	IPCS, Inc.	2.608%	5/01/13	B1	1,275,000
2,350	Sprint Nextel Corporation	8.375%	8/15/17	BB	2,349,999
750	Syniverse Technologies Inc., Series B	7.750%	8/15/13	B	698,437
5,600	Total Wireless Telecommunication Services				5,363,436
$131,957	Total Corporate Bonds (cost $125,058,221)				113,036,594

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Capital Preferred Securities - 22.5% (17.5% of Total Investments)
	Capital Markets - 0.2%
2,200	MUFG Capital Finance	4.850%	7/25/56	A2	$ 2,656,204
	Commercial Banks - 12.5%
39,700	AgFirst Farm Credit Bank	7.300%	12/15/53	A	28,289,863
2,720	Banco Santander Finance	10.500%	9/29/49	A2	2,924,000
13,400	Barclays Bank PLC, 144A	8.550%	6/15/15	BBB+	12,328,000
6,000	Barclays Bank PLC, 144A	7.434%	12/15/57	BBB+	5,340,000
1,000	Barclays Bank PLC, (14)	6.278%	12/15/34	A+	775,000
1,750	BBVA International Preferred S.A., Unipersonal	5.919%	4/18/58	A2	1,314,352
1,420	Credit Agricole, S.A., 144A	6.637%	5/30/49	Aa3	1,029,500
5,750	First Empire Capital Trust I	8.234%	2/01/27	Baa1	3,879,870
3,500	First Union Capital Trust II, Series A	7.950%	11/15/29	A-	3,323,852
4,800	Fulton Capital Trust I	6.290%	2/01/36	Baa2	2,935,834
1,300	HSBC America Capital Trust I, 144A	7.808%	12/15/26	A2	1,311,549
9,300	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A-	10,718,250
4,000	KeyCorp Capital III	7.750%	7/15/29	Baa2	3,549,708
11,800	Lloyd’s Banking Group PLC, 144A	6.413%	10/01/49	B3	6,859,529
10,000	North Fork Capital Trust II	8.000%	12/15/27	Baa1	9,350,000
6,000	Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	4,982,520
14,240	Rabobank Nederland, 144A	11.000%	12/31/49	Aa2	17,492,701
2,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	1,542,284
4,200	Royal Bank of Scotland Group PLC	9.118%	3/31/49	B-	3,885,416
6,500	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	5,344,352
3,100	Standard Chartered PLC, 144A	6.409%	1/30/57	BBB	2,390,252
4,120	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	Ba1	3,971,070
15,290	Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A2	14,219,700
600	Union Bank of Norway	7.068%	11/19/49	A2	851,669
	Total Commercial Banks				148,609,271
	Diversified Financial Services - 1.1%
1	AMG Capital Trust II, Convertible Bond	5.150%	10/15/37	BB	34,238
7,870	Bank One Capital III	8.750%	9/01/30	A1	8,656,449
4,300	JPM Chase Capital XXV	6.800%	10/01/37	A1	4,340,915
	Total Diversified Financial Services				13,031,602
	Diversified Telecommunication Services - 1.6%
19	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	19,139,625
	Insurance - 6.3%
2,000	Allstate Corporation	6.500%	5/15/57	Baa1	1,680,000
4,000	AXA S.A., 144A	6.463%	12/14/49	BBB+	3,160,000
1,000	AXA S.A., 144A	6.379%	6/14/57	BBB+	810,000
4,000	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	Baa1	2,780,000
750	Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/46	A-	626,250
6,000	Hartford Financial Services Group Inc.	8.125%	6/15/18	BB+	5,400,000
3,500	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	2,712,500
4,000	National Financial Services Inc.	6.750%	5/15/37	Baa2	3,018,728
1,550	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,030,180
7,600	Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	4,582,032
21,500	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	17,630,000
2,700	Progressive Corporation	6.700%	6/15/67	A2	2,324,511
5,100	Prudential Financial Inc.	8.875%	6/15/18	BBB+	5,074,500
10,000	Prudential PLC	6.500%	6/29/49	A-	8,200,000
22,200	XL Capital, Limited	6.500%	10/15/57	BBB-	16,205,999
	Total Insurance				75,234,700
	Real Estate - 0.2%
3	Sovereign Real Estate Investment Trust, 144A	12.000%	10/31/50	BBB+	2,810,499
	Road & Rail - 0.6%
7,600	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB-	7,085,525
	Total Capital Preferred Securities (cost $318,379,313)				268,567,426

Shares	Description (1)				Value
	Investment Companies - 1.9% (1.4% of Total Investments)
682,749	Blackrock Preferred Income Strategies Fund				$ 6,151,568
49,293	Blackrock Preferred Opportunity Trust				503,282
679,959	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				8,798,669
469,287	John Hancock Preferred Income Fund III				6,682,647
	Total Investment Companies (cost $37,452,153)				22,136,166

Shares	Description (1)				Value
	Warrants - 0.3% (0.2% of Total Investments)
383,295	Endeavor Financial Corporation, 144A				$ 250,602
716,678	NovaGold Resources Inc.				2,763,917
	Total Warrants (cost $193,464)				3,014,519

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 3.1% (2.4% of Total Investments)
$36,665	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/09, repurchase price $36,665,459, collateralized by $36,270,000 U.S. Treasury Notes, 3.625%, due 8/15/19, value $37,403,438	0.010%	10/01/09		$ 36,665,449
$36,665	Total Short-Term Investments (cost $36,665,449)				36,665,449
	Total Investments (cost $1,681,293,214) - 128.5%				1,536,043,219

Shares	Description (1)				Value
	Common Stocks Sold Short - (0.7)%
	Chemicals - (0.1)%
(15,600)	Sigma-Aldrich Corporation				$ (842,088)

Diversified Consumer Services - (0.1)%
(5,550)	Strayer Education Inc.	(1,208,124)
Health Care Equipment & Supplies - (0.1)%
(20,600)	C. R. Bard, Inc.	(1,619,366)
Hotels, Restaurants & Leisure - (0.1)%
(10,500)	P.F. Changs China Bistro, Inc., (2)	(356,685)
(9,400)	WMS Industries Inc., (2)	(418,864)
Total Hotels, Restaurants & Leisure	(775,549)
Internet & Catalog Retail - (0.0)%
(4,100)	Amazon.com, Inc., (2)	(382,776)
Personal Products - (0.1)%
(9,000)	Chattem Inc., (2)	(597,690)
Specialty Retail - (0.2)%
(15,200)	AutoZone, Inc., (2)	(2,222,544)
Total Common Stocks Sold Short (proceeds $7,748,028)	(7,648,137)

Number of	Notional	Expiration	Strike
Contracts	Type	Amount (15)	Date	Price	Value
Call Options Written - (0.8)%
(888)	AngloGold Ashanti Limited	$(3,108,000)	1/16/10	$35.0	$ (688,200)
(2,280)	Arch Coal Inc.	(3,648,000)	1/16/10	16.0	(1,527,600)
(223)	Barrick Gold Corporation	(802,800)	1/16/10	36.0	(98,120)
(734)	Barrick Gold Corporation	(3,670,000)	1/16/10	50.0	(44,040)
(1,640)	BJ Services Company	(2,460,000)	1/16/10	15.0	(770,800)
(417)	BP PLC	(2,085,000)	1/16/10	50.0	(187,650)
(417)	BP PLC	(2,502,000)	1/16/10	60.0	(22,935)
(851)	Cameco Corporation	(1,914,750)	1/16/10	22.5	(527,620)
(426)	Cameco Corporation	(1,278,000)	1/16/10	30.0	(80,940)
(111)	Chevron Corporation	(943,500)	1/16/10	85.0	(2,220)
(112)	Chevron Corporation	(1,120,000)	1/16/10	100.0	(560)
(1,380)	Deutsche Telekom AG	(1,725,000)	1/16/10	12.5	(213,900)
(1,552)	eBay Inc.	(3,104,000)	1/16/10	20.0	(663,480)
(825)	Gold Fields Limited	(1,031,250)	1/16/10	12.5	(191,812)
(430)	Health Net Inc.	(860,000)	1/16/10	20.0	(15,050)
(900)	Ivanhoe Mines Ltd.	(675,000)	1/16/10	7.5	(490,500)
(1,910)	Korea Electric Power Corporation	(2,387,500)	3/20/10	12.5	(592,100)
(400)	Loews Corporation	(1,200,000)	1/16/10	30.0	(210,000)
(54)	Newmont Mining Corporation	(243,000)	1/16/10	45.0	(19,440)
(798)	Newmont Mining Corporation	(4,389,000)	1/16/10	55.0	(79,401)
(288)	Nippon Telegraph and Telephone Corporation	(576,000)	3/20/10	20.0	(103,680)
(2,060)	Pfizer Inc.	(3,090,000)	1/16/10	15.0	(390,370)
(448)	Royal Dutch Shell PLC	(2,240,000)	1/16/10	50.0	(347,200)
(288)	Royal Dutch Shell PLC	(1,584,000)	1/16/10	55.0	(90,000)
(450)	Sanofi-Aventis	(1,575,000)	1/16/10	35.0	(159,750)
(162)	Scholastic Corporation	(364,500)	12/19/09	22.5	(50,220)
(866)	Smithfield Foods, Inc.	(1,082,500)	1/16/10	12.5	(207,840)
(1,733)	Smithfield Foods, Inc.	(3,032,750)	1/16/10	17.5	(86,650)
(530)	Tech Data Corporation	(1,590,000)	1/16/10	30.0	(646,600)
(1,150)	Tesoro Corporation	(1,610,000)	1/16/10	14.0	(244,375)
(2,580)	Tyson Foods, Inc.	(2,580,000)	1/16/10	10.0	(741,750)
(1,587)	UBS AG	(2,777,250)	1/16/10	17.5	(376,913)
(646)	Wal-Mart Stores, Inc.	(3,230,000)	1/16/10	50.0	(103,037)
(29,136)	Total Call Options Written (premiums received $5,541,460)	(64,478,800)	(9,974,753)
Borrowings - (27.6)% (16), (17)	(330,300,000)
Other Assets Less Liabilities - 0.6%	7,114,532
Net Assets Applicable to Common Shares - 100%	$1,195,234,861

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 376,382,637	$ 3,338,986	$ —	$ 379,721,623
Preferred Securities*	446,099,046	296,850,444	775,000	743,724,490
Variable Rate Senior Loan Interests	—	115,443,885	—	115,443,885
Convertible Bonds	—	122,300,493	—	122,300,493
Corporate Bonds	—	108,771,294	4,265,300	113,036,594
Investment Companies	22,136,166	—	—	22,136,166
Warrants	250,602	2,763,917	—	3,014,519
Short-Term Investments	36,665,449	—	—	36,665,449
Common Stocks Sold Short	(7,648,137)	—	—	(7,648,137)
Options Written	(9,974,753)	—	—	(9,974,753)
Total	$ 863,911,010	$ 649,469,019	$ 5,040,300	$ 1,518,420,329

*      Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Investments
Balance at beginning of period
Gains (losses):	$ 4,931,519
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(527,301)
Net purchases at cost (sales at proceeds)	585,000
Net discounts (premiums)	51,082
Net transfers in to (out of) at end of period fair value	—
Balance at end of period	$ 5,040,300

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted amendments to authoratative guidance under GAAP on disclosures about derivative instruments and hedging activities.  This guidance is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund's financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, under this guidance they are considered to be non-hedge transactions for financial reporting purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of September 30, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$9,974,753

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, timing differences in the recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2009, the cost of investments (excluding proceeds received on securities sold short and options written) was $1,689,808,090.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding proceeds received on securities sold short and options written) at September 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 74,957,525
Depreciation	(228,722,396)

Net unrealized appreciation (depreciation) of investments	$(153,764,871)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations under call options written.
(4)

Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(5)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(6)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(7)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(8)	This issue is under the protection of the Federal Bankruptcy Court.
(9)	Position, or portion of position, represents an unfunded Senior Loan Commitment outstanding at September 30, 2009.
(10)

This issue is under protection of the Federal Bankruptcy Court. As a result, the Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(11)

Subsequent to September 30, 2009, the Adviser concluded this issue is not likely to meet its interest payment obligations and has directed the Fund's custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund's records.

(12)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(13)

As of March 1, 2009, this issue is under protection of the Federal Bankruptcy Court (the “Bankruptcy Court”). As a result, the Adviser concluded that the issuer was not likely to meet its future interest payment obligations and directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records. On July 1, 2009, the Fund received its June 1, 2009 interest payment and also received its September 1, 2009, interest payment as directed by the Bankruptcy Court’s Final Order. As of September 2, 2009, the Fund ceased accruing additional income on this issue.

(14)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(15)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(16)	Borrowings as a percentage of Total Investments is 21.5%.
(17)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of September 30, 2009, investments with a value of $855,520,438 have been pledged as collateral for Borrowings.

(18)

The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records. The Fund’s Adviser directed the Fund’s custodian to “write-off” any remaining recorded balances on the Fund’s records.

N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.
CORTS	Corporate Backed Trust Securities.
PPLUS	PreferredPlus Trust.
SATURNS	Structured Asset Trust Unit Repackaging.
TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multi-Strategy Income and Growth Fund 2

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 27, 2009

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 27, 2009

*                      Print the name and title of each signing officer under his or her signature.